UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2011

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):

[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Siphron Capital Management
Address:280 South Beverly Drive, suite 412
	Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Melissa S. Sohn
Title:	Operations Manager
Phone:	310-858-7281

Signature, 		Place, 			and Date of Signing:
Melissa S. Sohn   Beverly Hills, California	February 10, 2012

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: Not Applicable.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $124,266

List of Other Included Managers: Not Applicable.

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Form 13F INFORMATION TABLE
				     	     VALUE     QUANTITY  SH/	PUT/	INV	OTH	VTG
NAME OF ISSUER		CLASS	CUSIP	   (x$1,000)   OF SHARES PRN	CALL	DSCRN	MGR	AUT

Accenture Corp.		COM	G1151C101	160	3,000	SH	NA	SOLE	NA	SOLE
Altera Corp.		COM	021441100	148	4,000	SH	NA	SOLE	NA	SOLE
Amazon.Com, Inc.	COM	023135106	2,925	16,900	SH	NA	SOLE	NA	SOLE
Amgen Inc.		COM	031162100	2,803	43,650	SH	NA	SOLE	NA	SOLE
Anadarko		COM	032511107	3,648	47,790	SH	NA	SOLE	NA	SOLE
Analog Devices		COM	032654105	147	4,100	SH	NA	SOLE	NA	SOLE
Ansys Inc.		COM	03662Q105	183	3,200	SH	NA	SOLE	NA	SOLE
Apple Inc.		COM	037833100	4,880	12,050	SH	NA	SOLE	NA	SOLE
Autodesk, Inc.		COM	052769106	4,283	141,210	SH	NA	SOLE	NA	SOLE
BMC Software		COM	055921100	79	2,400	SH	NA	SOLE	NA	SOLE
Becton, Dickinson	COM	075887109	3,837	51,350	SH	NA	SOLE	NA	SOLE
Bristol-Myers Squibb	COM	110122108	4,616	131,000	SH	NA	SOLE	NA	SOLE
Caterpillar Inc.	COM	134429109	4,538	50,090	SH	NA	SOLE	NA	SOLE
Celgene			COM	151020104	2,767	40,930	SH	NA	SOLE	NA	SOLE
Chipotle Mexican Grill	COM	169656105	2,452	7,260	SH	NA	SOLE	NA	SOLE
Cisco Systems		COM	149123101	2,990	165,400	SH	NA	SOLE	NA	SOLE
Clarcor			COM	179895107	2,514	50,300	SH	NA	SOLE	NA	SOLE
Clorox Co.		COM	17275R102	2,480	37,260	SH	NA	SOLE	NA	SOLE
Cognizant Technology	COM	189054109	141	2,200	SH	NA	SOLE	NA	SOLE
Costco Cos. Inc Com	COM	192446102	4,516	54,200	SH	NA	SOLE	NA	SOLE
Cummins Inc.		COM	22160K105	2,867	32,570	SH	NA	SOLE	NA	SOLE
Deere & Co.		COM	231021106	3,829	49,500	SH	NA	SOLE	NA	SOLE
Donaldson Co. Inc.	COM	244199105	4,083	59,970	SH	NA	SOLE	NA	SOLE
EMC Corp.		COM	257651109	3,699	171,720	SH	NA	SOLE	NA	SOLE
FactSet Research Sys.	COM	268648102	148	1,700	SH	NA	SOLE	NA	SOLE
Fastenal Co.		COM	303075105	5,238	120,100	SH	NA	SOLE	NA	SOLE
Fiserv Inc.		COM	337738108	153	2,600	SH	NA	SOLE	NA	SOLE
General Mills, Inc.	COM	370334104	3,164	78,300	SH	NA	SOLE	NA	SOLE
Google, Inc.		COM	38259P508	4,074	6,307	SH	NA	SOLE	NA	SOLE
Hewlett-Packard Co.	COM	428236103	39	1,500	SH	NA	SOLE	NA	SOLE
Int'l Business Machines	COM	459200101	3,100	16,860	SH	NA	SOLE	NA	SOLE
Intel Corp.		COM	458140100	87	3,600	SH	NA	SOLE	NA	SOLE
Intuit, Inc.		COM	461202103	3,784	71,950	SH	NA	SOLE	NA	SOLE
Johnson & Johnson	COM	478160104	2,991	45,610	SH	NA	SOLE	NA	SOLE
Kraft Foods Inc.	COM	50075N104	3,822	102,300	SH	NA	SOLE	NA	SOLE
Lauder Estee Cos Inc.	COM	518439104	5,063	45,080	SH	NA	SOLE	NA	SOLE
Linear Technology	COM	535678106	111	3,700	SH	NA	SOLE	NA	SOLE
McCormick & Co, Inc.	COM	579780206	3,693	73,240	SH	NA	SOLE	NA	SOLE
Medtronic Inc.		COM	585055106	2,797	73,120	SH	NA	SOLE	NA	SOLE
Microchip Tech.		COM	595017104	3,822	104,350	SH	NA	SOLE	NA	SOLE
Netapp Inc.		COM	64120L104	123	3,400	SH	NA	SOLE	NA	SOLE
Netflix			COM	64110L106	42	600	SH	NA	SOLE	NA	SOLE
PepsiCo, Inc.		COM	713448108	2,155	32,480	SH	NA	SOLE	NA	SOLE
Qualcomm Inc.		COM	747525103	88	1,600	SH	NA	SOLE	NA	SOLE
Texas Instruments	COM	882508104	108	3,700	SH	NA	SOLE	NA	SOLE
Union Pacific		COM	907818108	4,090	38,610	SH	NA	SOLE	NA	SOLE
United Parcel Service	COM	911312106	3,514	48,010	SH	NA	SOLE	NA	SOLE
V.F. Corporation	COM	918204108	2,245	17,680	SH	NA	SOLE	NA	SOLE
Varian Medical Systems	COM	92220P105	101	1,500	SH	NA	SOLE	NA	SOLE
Visa Inc.		COM	92826C839	5,129	50,520	SH	NA	SOLE	NA	SOLE


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